UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09845

                     Oppenheimer Emerging Technologies Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: January 31, 2005
                                             ----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


STATEMENT OF INVESTMENTS January 31, 2005/Unaudited
--------------------------------------------------------------------------------
                                                    Shares              Value
--------------------------------------------------------------------------------
COMMON STOCKS--100.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.1%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Ctrip.com International Ltd., ADR 1                 32,400    $     1,334,848
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.0%
Garmin Ltd.                                         30,000          1,650,000
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.3%
eBay, Inc. 1                                        33,700          2,746,550
--------------------------------------------------------------------------------
Overstock.com, Inc. 1                               16,600            866,022
                                                              ------------------
                                                                    3,612,572
FINANCIALS--0.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Harris & Harris Group, Inc. 1                       98,600          1,259,122

HEALTH CARE--5.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Celgene Corp. 1                                     64,100          1,752,494
--------------------------------------------------------------------------------
Martek Biosciences Corp. 1                          73,300          3,871,706
                                                              ------------------
                                                                    5,624,200
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Kinetic Concepts, Inc. 1                            14,800            962,000
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                      46,400          1,750,672
                                                              ------------------
                                                                    2,712,672
INDUSTRIALS--0.6%
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Energy Conversion Devices, Inc. 1                   59,100          1,018,293

INFORMATION TECHNOLOGY--88.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--15.1%
Airspan Networks, Inc. 1                           127,500            552,075
--------------------------------------------------------------------------------
Audiocodes Ltd. 1                                  104,400          1,594,188
--------------------------------------------------------------------------------
Avocent Corp. 1                                     17,700            646,227
--------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1             184,300          1,142,660
--------------------------------------------------------------------------------
Comverse Technology, Inc. 1                         73,000          1,631,550
--------------------------------------------------------------------------------
Corning, Inc. 1                                    101,300          1,108,222
--------------------------------------------------------------------------------
Digi International, Inc. 1                          69,200          1,030,388
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                 64,700          3,101,718
--------------------------------------------------------------------------------
Ixia 1                                             124,300          1,929,136
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                            51,400          1,291,682
--------------------------------------------------------------------------------
Packeteer, Inc. 1                                  126,900          1,850,202
--------------------------------------------------------------------------------
Plantronics, Inc.                                   64,100          2,385,161
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                      68,800          2,562,112
--------------------------------------------------------------------------------
Tekelec 1                                          159,400          2,909,050
                                                              ------------------

                                                                   23,734,371
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--13.3%
Apple Computer, Inc. 1                              48,500          3,729,650
--------------------------------------------------------------------------------
Avid Technology, Inc. 1                             52,800          3,329,040
--------------------------------------------------------------------------------

1           |                            Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS January 31, 2005/Unaudited
--------------------------------------------------------------------------------
                                                    Shares              Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
Dell, Inc. 1                                        69,000    $     2,881,440
--------------------------------------------------------------------------------
EMC Corp. 1                                        218,600          2,863,660
--------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                65,000          1,307,150
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                           29,600            942,464
--------------------------------------------------------------------------------
Network Engines, Inc. 1                            326,500            731,360
--------------------------------------------------------------------------------
Seagate Technology                                 118,300          2,001,636
--------------------------------------------------------------------------------
Synaptics, Inc. 1                                   84,200          3,121,294
                                                              ------------------
                                                                   20,907,694
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.6%
Aeroflex, Inc. 1                                   187,400          1,802,788
--------------------------------------------------------------------------------
Komag, Inc. 1                                      128,200          2,490,926
--------------------------------------------------------------------------------
RadiSys Corp. 1                                     60,000          1,047,000
--------------------------------------------------------------------------------
WJ Communications, Inc. 1                          223,500            778,898
--------------------------------------------------------------------------------
Xyratex Ltd. 1                                      60,000          1,121,400
                                                              ------------------
                                                                    7,241,012
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--14.7%
Aladdin Knowledge Systems Ltd. 1                    88,400          2,235,636
--------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1            55,000          1,335,400
--------------------------------------------------------------------------------
InfoSpace, Inc. 1                                   88,700          4,187,527
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                   55,200          1,233,720
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                    63,900          2,075,472
--------------------------------------------------------------------------------
Jupitermedia Corp. 1                               117,900          2,170,539
--------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                            25,000          1,053,750
--------------------------------------------------------------------------------
Niku Corp. 1                                        72,000          1,418,400
--------------------------------------------------------------------------------
Openwave Systems, Inc. 1                            92,100          1,254,402
--------------------------------------------------------------------------------
SupportSoft, Inc. 1                                125,400            768,702
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                    91,600          2,366,944
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                      88,500          3,116,085
                                                              ------------------
                                                                   23,216,577
--------------------------------------------------------------------------------
IT SERVICES--3.6%
CheckFree Corp. 1                                   50,000          1,950,000
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1              47,500          1,800,250
--------------------------------------------------------------------------------
Infosys Technologies Ltd., Sponsored ADR            28,400          1,875,536
                                                              ------------------
                                                                    5,625,786
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--20.7%
AMIS Holdings, Inc. 1                               72,300            777,948
--------------------------------------------------------------------------------
Analog Devices, Inc.                                52,600          1,887,814
--------------------------------------------------------------------------------
ATI Technologies, Inc. 1                           192,500          3,336,025
--------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                      104,700          1,193,580
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1               158,900          1,865,486
--------------------------------------------------------------------------------
Intel Corp.                                         69,000          1,549,050
--------------------------------------------------------------------------------
Linear Technology Corp.                             63,100          2,381,394
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                     82,500          2,759,625


2           |                            Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                    Shares              Value
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT CONTINUED
Maxim Integrated Products, Inc.                     35,000    $     1,365,350
--------------------------------------------------------------------------------
Microchip Technology, Inc.                          59,100          1,539,555
--------------------------------------------------------------------------------
Microsemi Corp. 1                                  128,400          1,981,212
--------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                   120,000          1,354,800
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1                           246,500            902,190
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                  95,800            984,824
--------------------------------------------------------------------------------
Sigmatel, Inc. 1                                    56,800          2,238,488
--------------------------------------------------------------------------------
Silicon Image, Inc. 1                              158,500          1,887,735
--------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                         264,500          2,007,555
--------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                        29,600          1,151,440
--------------------------------------------------------------------------------
TranSwitch Corp. 1                                 239,400            275,310
--------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                        69,000          1,242,000
                                                              ------------------
                                                                   32,681,381
--------------------------------------------------------------------------------
SOFTWARE--16.2%
Adobe Systems, Inc.                                 24,200          1,376,980
--------------------------------------------------------------------------------
Autodesk, Inc.                                     116,400          3,418,668
--------------------------------------------------------------------------------
Cognos, Inc. 1                                      34,500          1,427,265
--------------------------------------------------------------------------------
JAMDAT Mobile, Inc. 1                               79,600          1,745,628
--------------------------------------------------------------------------------
Macromedia, Inc. 1                                  65,900          2,256,416
--------------------------------------------------------------------------------
McAfee, Inc. 1                                      80,000          2,068,000
--------------------------------------------------------------------------------
Mercury Interactive Corp. 1                         76,000          3,326,520
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                              17,300          1,209,270
--------------------------------------------------------------------------------
Microsoft Corp.                                     83,400          2,191,752
--------------------------------------------------------------------------------
Shanda Interactive Entertainment
Ltd., ADR 1                                         69,400          2,276,320
--------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                             75,500          1,344,655
--------------------------------------------------------------------------------
Verint Systems, Inc. 1                              52,400          1,998,012
--------------------------------------------------------------------------------
Witness Systems, Inc. 1                             54,500            970,645
                                                              ------------------
                                                                   25,610,131
TELECOMMUNICATION SERVICES--1.1%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
SpectraSite, Inc. 1                                 29,600          1,734,560
                                                              ------------------
Total Common Stocks (Cost $140,886,965)                           157,963,219
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,
Series D 1,2,3                                     166,836                127
--------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2           52,909                  --
--------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:
Cv., Series D 1,2                                  463,822                  --
Cv., Series Z 1,2                                   37,491                  --
--------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv.,
Series C 1,2,3                                     316,691                  --
--------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C 1,2                 387,138             65,465
--------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B 1,2             258,859            104,191
                                                              ------------------
Total Preferred Stocks (Cost $13,917,063)                             169,783

3           |                            Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------

Total Investments, at Value
(Cost $154,804,028)                                  100.2%   $   158,133,002
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                 (0.2)          (352,268)
                                           -------------------------------------
Net Assets                                           100.0%   $   157,780,734
                                           =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of January 31, 2005 was $169,783, which represents 0.11% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of January 31, 2005 amounts to $127. Transactions during the period in which the issuer was an affiliate are as follows:


                                   SHARES          GROSS                  GROSS              SHARES
                         OCTOBER 31, 2004      ADDITIONS             REDUCTIONS    JANUARY 31, 2005
---------------------------------------------------------------------------------------------------
 Axsun Technologies,
 Inc., Cv., Series C              685,519             --               685,519                   --

 Blaze Network
 Products, Inc., 8%
 Cv., Series D                    166,836             --                    --              166,836

 MicroPhotonix
 Integration Corp.,
 Cv., Series C                    316,691             --                    --              316,691




                               UNREALIZED       DIVIDEND              REALIZED
                             DEPRECIATION         INCOME                  LOSS
------------------------------------------------------------------------------
 Axsun Technologies,
 Inc., Cv., Series C           $       --         $   --          $  7,588,695

 Blaze Network
 Products, Inc., 8%
 Cv., Series D                  1,067,623             --                    --

 MicroPhotonix
 Integration Corp.,
 Cv., Series C                  1,999,999             --                    --
                               -----------------------------------------------
                               $3,067,622         $   --          $  7,588,695
                               ===============================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $156,462,010
                                              =============

Gross unrealized appreciation                 $ 24,776,610
Gross unrealized depreciation                  (23,105,618)
                                              -------------
Net unrealized appreciation                   $  1,670,992
                                              =============

4           |                            Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS January 31, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

ILLIQUID OR RESTRICTED SECURITIES. As of January 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:


5           |                            Oppenheimer Emerging Technologies Fund

STATEMENT OF INVESTMENTS January 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                 ACQUISITION                         VALUATION AS OF         UNREALIZED
SECURITY                               DATES            COST        JANUARY 31, 2005       DEPRECIATION
--------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc.,       10/17/00     $ 1,067,750              $      127        $ 1,067,623
8% Cv., Series D

BroadBand Office, Inc., Cv.,
Series C                             8/28/00         999,980                      --            999,980

Centerpoint Broadband
Technologies, Inc., Cv.,
Series D                            10/23/00       5,000,001                      --          5,000,001

Centerpoint Broadband
Technologies, Inc., Cv.,
Series Z                             5/26/00         999,999                      --            999,999

MicroPhotonix Integration
Corp., Cv., Series C                  7/6/00       1,999,999                      --          1,999,999

Multiplex, Inc., Cv., Series C        2/9/01       2,849,336                  65,465          2,783,871

Questia Media, Inc., Cv.,
Series B                             8/18/00         999,998                 104,191            895,807


6           |                            Oppenheimer Emerging Technologies Fund

ITEM 2. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2005,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

        (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund


By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/John V. Murphy
          -----------------
          John V. Murphy

          Chief Executive Officer

Date:     March 17, 2005

By:       /s/Brian W. Wixted
          ------------------
          Brian W. Wixted

          Chief Financial Officer

Date:     March 17, 2005